SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION PLAN
22.    SHARE-BASED COMPENSATION PLAN
For the year ended December 31, 2023    , the Company has 3 (three) share-based, long-term compensation plans: (i) Phantom stock option plan (“PS”); (ii) Share Appreciation Rights (“SAR”), both settled in local currency; and (iii) restricted shares, settled in shares.
The characteristics and measurement method of each plan are disclosed below.
22.1.Long term compensation plans (“PS and SAR”)
Certain executives and key members of Management have a long-term compensation plan linked to the share price, with payment in cash.
Under the PS plan, the beneficiary does not make any investments, and under the SAR plan, the beneficiaries should invest 5% of the total amount corresponding to the number of options on phantom shares at the grant date, and 20% after 3 (three) years to acquire the option. The Company also granted long-term incentive plans to its key members as part of its retention policy.
The vesting period of options may vary from 3 (three) to 5 (five) years, as of the grant date, in accordance with the characteristics of each plan.
The share price is calculated based on the average share quote for the 90 previous trading sessions, starting from the closing quote on the last business day of the month prior to the month of the grant. The installments of these programs will be adjusted by the variation in the prices on the SUZB3 at B3, between the granting and the payment period. On dates when the SUZB3 shares are not traded, the quote of the previous trading session will be considered.
The phantom share options will only be due if the beneficiary is an employee of the Company on the payment date. In case of termination by the employee, before the vesting period is completed, the executive will not be entitled to receive all benefits, unless otherwise established in the agreements.
The roll-forward arrangements are set out below:

	December 31, 2023	December 31, 2022	December 31, 2021
	Number of shares

Opening balance	7,583,185	5,415,754	5,772,356
Granted during of the year	3,391,581	4,152,200	1,906,343
Exercised (1)	(871,208)	(1,474,506)	(1,860,334)
Exercised due to resignation (1)	(30,800)	(175,552)	(86,196)
Abandoned/cancelled due to resignation	(344,333)	(334,711)	(316,415)
Closing balance	9,728,425	7,583,185	5,415,754

(1)The average price of the share options exercised and exercised due to termination of employment on December 31, 2023 was R$58.07 (fifty-eight reais and seven cents) (R$48.79 (forty-eight reais and seventy-nine cents) as of December 31, 2022).
On December 31, 2023, the consolidated outstanding phantom shares option plans is as set out below:

Grant date	Fair value on grant date(1)	Quantity of outstanding options granted

04/01/2019	42.81	39,461
04/01/2020	38.50	93,619
05/01/2020	38.34	890,542
03/01/2021	57.88	545,861
04/01/2021	64.12	1,163,149
07/01/2021	67.72	8,516
08/02/2021	63.73	3,969
10/01/2021	58.05	2,524
01/17/2022	55.18	68,099
03/01/2022	56.52	794,178
04/01/2022	58.64	2,624,219
06/02/2022	55.43	3,789
08/01/2022	51.00	3,832
10/01/2022	47.71	192,605
01/09/2023	49.69	15,094
02/01/2023	50.46	1,328
03/01/2023	50.59	1,050,901
04/01/2023	48.06	2,152,208
06/01/2023	47.18	1,842
07/01/2023	44.07	20,751
07/10/2023	43.86	9,120
07/11/2023	43.82	34,231
10/01/2023	45.79	6,552
10/03/2023	48.15	2,035
		9,728,425

(1)Amounts expressed in Reais.
22.2.Restricted shares plan
The Company also offers a Restricted Shares plan based on the Company’s performance (“Restricted Shares Program”). The plan associates the quantity of restricted shares granted to the Company’s performance, which in 2023 was linked to the operating cash generation and culture, diversity and inclusion target. The quantity of the restricted stock granted is defined in financial terms, and is subsequently converted into shares based on the last 60 (sixty) stock exchange trading days on December 31, 2023 of SUZB3 at B3.
After the measurement of the target, which takes place 12 months after the execution of the contract, the restricted shares will be granted immediately (conditional on the achievement of the established goals), as they do not have to comply with the vesting period. However, the beneficiaries of the grant must comply with the lockup period of thirty-six (36) months during which they will not be able to sell the shares.
In the event that the beneficiaries leave the Company before the end of the fiscal year for the measurement of operating cash generation, they will lose the right to the grant of restricted shares.
The position is set forth below:

Grant date	Fair value on grant date (1)	Shares Granted	Restricted year for transfer of shares

01/02/2021	51.70	111,685	01/02/2024
01/02/2022	53.81	113,161	01/02/2025
01/02/2023	52.00	101,164	01/02/2026
01/02/2023	49.58	161,355	01/02/2026
01/02/2024	53.63	105,384	01/02/2027
		592,749

(1)Amounts expressed in Reais.
22.3.Measurement assumptions
In the case of the phantom shares plans since the settlement takes place in cash, the fair values of the options are remeasured at the end of each period based on the Monte Carlo Method, which is multiplied by the Total Shareholder Return (“TSR”) during the period, which varies between 75% and 125%, depending on the performance of SUZB3 in relation to its peers in Brazil.
The restricted stock plan considers the following assumptions:
(i)The expectation of volatility was calculated for each exercise date, considering the remaining time to complete the vesting year, as well as the historical volatility of returns, using the GARCH model for calculating volatility;
(ii)The expected average life of phantom stocks and stock options was defined by the remaining term to the limit exercise date;
(iii)The expected dividends were defined based on the historical earnings per share of Suzano; and
(iv)The risk-free weighted average interest rate used was the Brazilian Reais yield curve (DI expectation) observed on the open market, which is the best comparison basis for the Brazilian market risk-free interest rate. The rate used for each exercise date changes according to the vesting year.
The amounts corresponding to the services received and recognized are set forth below:

	Liabilities and Equity		Statement of income and Equity
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2021

Non-current liabilities
Provision for phantom stock plan	268,489	162,117	(154,318)	(75,542)	(94,897)
Equity
Stock options granted	26,744	20,790	(8,319)	(5,335)	(4,843)
Shares granted		(2,365)		2,365
	26,744	18,425	(8,319)	(2,970)	(4,843)
			(162,637)	(78,512)	(99,740)